Property, Plant and Equipment and Construction in Progress (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment and Construction in Progress [Line Items]
Depreciation expense	$ 1,440,000	$ 1,520,000	$ 2,060,000.00	$ 2,030,000.00
Construction in progress			5,886	22,641
Cost of revenue			1,270,000	1,180,000
Cost of Revenue and Inventories [Member]
Property, Plant and Equipment and Construction in Progress [Line Items]
Depreciation expense	830,000	980,000
Property Plant and Equipment [Member]
Property, Plant and Equipment and Construction in Progress [Line Items]
Construction in progress	$ 10,000.00	$ 410,000
Construction in Progress [Member]
Property, Plant and Equipment and Construction in Progress [Line Items]
Construction in progress			$ 390,000